Series B Preferred Stock Warrants (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Jul. 07, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Sep. 30, 2022	Sep. 01, 2022	Oct. 31, 2021	Mar. 24, 2021
Class of warrant exercise price per share					$ 0.21
Creek Road Miners Inc [Member]
Warrants to acquire preferred stock		350,000		350,000				2,933,340
Class of warrant exercise price per share								$ 1.50
Convertible stock value			$ 348	$ 145
Convertible common stock shares outstanding	185,167		3,108,240
Creek Road Miners Inc [Member] | Warrant Two [Member]
Class of warrant exercise price per share			$ 1.00
Creek Road Miners Inc [Member] | Series B Preferred Stock [Member]
Warrants to acquire preferred stock		5,000		5,000
Class of warrant exercise price per share		$ 1,000		$ 1,000		$ 0.50			$ 1.5278
Warrant expiration date		Mar. 26, 2023		Mar. 26, 2023
Warrants outstanding			10,000
Exercise price per share			$ 1,000
Convertible stock value			$ 10,800,000
Convertible common stock shares outstanding		5,000	2,472	1,280
Weighted average remaining contractual life			8 months 12 days
Creek Road Miners Inc [Member] | Series B Preferred Stock [Member] | Warrant Two [Member]
Warrants to acquire preferred stock		5,000		5,000
Class of warrant exercise price per share		$ 1,000		$ 1,000
Warrant expiration date		Mar. 26, 2024		Mar. 26, 2024
Creek Road Miners Inc [Member] | Series B And Series C Preferred Stock holders [Member] | Support Aggreement [Member]
Class of warrant exercise price per share							$ 0.50
Creek Road Miners Inc [Member] | Series B Common Stock [Member]
Conversion price description			Each share of our Series B preferred stock is convertible into a number of shares of our common stock determined by dividing the aggregate stated value for the Series B preferred stock being converted ($1,080 per share, as amended, subject to adjustment as set forth in the currently effective Series B Certificate of Designation) by the then-applicable conversion price (initially $1.50 per share), subject to adjustment as set forth in the currently effective Series B Certificate of Designation.
Creek Road Miners Inc [Member] | Convertible Common Stock [Member]
Convertible common stock shares outstanding			21,600,000
Conversion price			$ 0.50